RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%	50.00%
Amount appropriated	$ 79	¥ 517	¥ 0
Net assets subject to restriction	$ 23,595	¥ 153,958
Restricted Investments, Percent of Net Assets	23.96%	23.96%